PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefits plan
Defined benefit obligations	$ 96,323	$ 103,227
Fair value of plan assets	(84,055)	(86,425)
Deficit in plans	12,268	16,802
U.S.
Disclosure of defined benefits plan
Defined benefit obligations	76,206	81,883
Fair value of plan assets	(66,657)	(69,649)
Deficit in plans	9,549	12,234
Canada
Disclosure of defined benefits plan
Defined benefit obligations	20,117	21,344
Fair value of plan assets	(17,398)	(16,776)
Deficit in plans	$ 2,719	$ 4,568